Segment and Geographic Information - Additional Information (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Segments [Abstract]
Number of operating segments	2
Number of reportable segments		2
Revenue | Customer concentration risk | Cisco Systems
Disclosure of major customers [line items]
Concentration risk percentage		14.00%	18.00%	19.00%
Revenue | Customer concentration risk | Dell Inc
Disclosure of major customers [line items]
Concentration risk percentage		10.00%
Revenue | Customer concentration risk | Top two customers
Disclosure of major customers [line items]
Concentration risk percentage			31.00%	30.00%